Other Stock Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	4,000
Dividend Reinvestment And Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount shareholders can partake in the DRIP plan	$ 40,000
Number of shares issued under the Dividend Reinvestment and Stock Purchase Plan	25,077	48,316	45,238
Shares of stock available for issuance under the DRIP Plan	391,720
Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under the plan	8,168	8,953	8,390
Shares available for issuance	95,096
Additional shares added to the plan	100,000
Percentage of monthly retainer fee paid in shares of common stock	40.00%
Stock Bonus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under the plan	1,640	1,549	1,422
Value of shares issued under the plan	30,763	24,160	22,005
Shares available for issuance	19,025
Percentage of officers' annualy salary expected to be held in company stock	50.00%
Directors' Compensation [Member] | Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares issued under the plan	97,133	94,350	83,617
Dividends [Member] | Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares issued under the plan	$ 52,285	51,297	44,187